BORROWINGS (Details Narrative) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021	Jan. 29, 2021
Borrowings [abstract]
Interests paid	$ 21	$ 41		$ 81	$ 112
Vendor							$ 1,137
Bears interest							8.00%
Loans received						$ 1,350
Interest rate				5.50%
Loan valued				$ 1,025
Gross loan commitments	$ 325			$ 325
Reimbursement of loan			$ 1,802